Property, Plant and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	May 31, 2018	May 31, 2017
Property, Plant and Equipment (Details) [Line Items]
Depreciation	$ 27,509	$ 223	$ 890	$ 892
Alternative Solutions, LLC [Member]
Property, Plant and Equipment (Details) [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	$ 933,142